SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

At June 30, 2024, the redeemable ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheet is reconciled in the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169
Plus:
Remeasurement of carrying value to redemption value	404,765
Less:
Redemption	(13,781,323)
Redeemable ordinary shares subject to possible redemption at June 30, 2024	$6,524,611

At December 31, 2023 and 2022, the redeemable ordinary shares subject to possible redemption reflected in the consolidated balance sheet is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Fair value to Public Warrants at issuance	(5,606,250)
Redeemable ordinary share issuance costs	(16,098,990)
Plus:
Remeasurement of carrying value to redemption value	33,209,323
Redeemable ordinary shares subject to possible redemption at December 31, 2022	299,004,083
Less:
Redemption	(284,916,127)
Plus:
Remeasurement of carrying value to redemption value	5,813,213
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	For the three months ended June 30, 2024		For the three months ended June 30, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(602,258)	$—	$1,465,363	$346,454
Denominator:
Weighted average shares outstanding	8,465,764	—	15,875,671	3,753,472
Basic and dilution net (loss) income per share	$(0.07)	$—	$0.09	$0.09

	For the six months ended		For the six months ended
	June 30, 2024		June 30, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(3,069,359)	$—	$3,815,153	$869,097
Denominator:
Weighted average shares outstanding	8,728,497	—	24,055,927	5,479,972
Basic and dilution net (loss) income per share	$(0.35)	$—	$0.16	$0.16

	For year ended		For year ended
	December 31, 2023		December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$3,831,570	$632,509	$2,582,508	$757,730
Denominator:
Weighted average shares outstanding	16,461,668	2,717,466	24,496,575	7,187,500
Basic and dilution net income per share	$0.23	$0.23	$0.11	$0.11